Note 11 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
11.
      Earnings / (Loss) per Share

Basic and diluted earnings / (loss) per common share are computed as follows:

	2018	2019	2020
Income:
Net income / (loss)	1,119,735	16,497	(5,877,861)
Dividends to Series B preferred shares	(565,229)	(1,748,981)	(1,573,874)
Preferred deemed dividend	-	(185,665)	-
Net income / (loss) attributable to common shareholders	554,506	(1,918,149)	(7,451,735)
Weighted average common shares – outstanding, basic and diluted	2,232,821	2,251,439	2,275,062
Basic and diluted earnings / (loss) per share	0.25	(0.85)	(3.28)

For the years ended
December 31, 2018,
2019
and
2020,
the effect of
35,117,
37,255
and
56,745
non-vested stock awards and of
19,608,
15,387
and
16,606
Series B Preferred Shares, respectively, was anti-dilutive. The number of dilutive securities was nil
shares in
2018,
2019
and
2020.